Revolving Line of Credit	12 Months Ended
Dec. 31, 2023
Revolving Line of Credit [Abstract]
REVOLVING LINE OF CREDIT

NOTE 12—REVOLVING LINE OF CREDIT

Revolving line of credit as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Revolving loan	$4,330,540	$-
Less: debt discounts	(683,029)	-
Total revolving line of credit, net	3,647,511	-

Current portion of revolving line of credit	$-	$-
Revolving line of credit, net of current portion	$3,647,511	$-

On February 9, 2023, 1847 ICU and ICU Eyewear entered into a loan and security agreement with Industrial Funding Group, Inc. for a revolving loan of up to $5,000,000, which was evidenced by a secured promissory note in the principal amount of up to $5,000,000. On February 9, 2023, 1847 ICU received an advance of $2,063,182 under the note, of which $1,963,182 was used to repay certain debt of ICU Eyewear in connection with the agreement and plan of merger, with the remaining $100,000 used to pay lender fees. On February 11, 2023, the Industrial Funding Group, Inc. sold and assigned the loan and security agreement, the note and related loan documents to GemCap Solutions, LLC.

The note was to mature on February 9, 2025 with all advances bearing interest at an annual rate equal to the greater of (i) the sum of (a) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such prime rate changes, plus (b) eight percent (8.00%), and (ii) fifteen percent (15.00%); provided that following and during the continuation of an event of default (as defined in the loan and security agreement), interest on the unpaid principal balance of the advances shall accrue at an annual rate equal to such rate plus three percent (3.00%). Interest accrued on the advances was payable monthly commencing on March 7, 2023. The note was secured by all of the assets of 1847 ICU and ICU Eyewear.

On September 11, 2023, GemCap Solutions, LLC sold and assigned the loan to AB Lending SPV I LLC d/b/a Mountain Ridge Capital. On the same date, 1847 ICU and ICU Eyewear entered into an amended and restated credit and security agreement with the AB Lending SPV I LLC d/b/a Mountain Ridge Capital for a revolving loan of up to $15,000,000, which loan may be drawn in advances. On the same date, the Company received an advance of $4,218,985, which was used to pay the amounts outstanding under the loan from GemCap Solutions, LLC, to pay certain closing fees and expenses in connection with the closing and for general working capital purposes.

The revolving loan matures on September 11, 2026 and bears interest at an annual rate equal to Term SOFR plus eight percent (8.00%) per annum or, if at any time the Term SOFR cannot be determined, then at the Base Rate plus seven percent (7.00%), but in any event at a rate no higher than that permitted under applicable law. “Term SOFR” means the secured overnight financing rate published by the Federal Reserve Bank of New York for a one-month period on the date that is two (2) business days prior to the first day of such one-month period and “Base Rate” means a rate per annum equal to the greatest of (i) the Federal Funds Rate in effect on such day plus 1.00%, (ii) the Prime Rate in effect on such day, and (iii) Term SOFR for a one-month tenor plus 1.00%. However, following and during the continuation of an event of default (as defined in the amended and restated credit and security agreement), interest shall accrue at a default rate equal to such above rate plus two percent (2.00%) per annum. Interest accrued on the advances shall be payable monthly on the first day of each month commencing on October 1, 2023. The Company may voluntarily prepay the entire unpaid principal amount of the advances prior to the maturity date, but must pay a prepayment fee determined as follows: (i) a fee of three percent (3.00%) if the prepayment is made on or before September 11, 2024, (ii) a fee of two percent (2.00%) if the prepayment is made between September 12, 2024 and September 11, 2025, or (iii) a fee of one percent (1.00%) if the prepayment is made between September 12, 2025 and September 11, 2026.

The amended and restated credit and security agreement contains customary affirmative and negative financial and other covenants and events of default for a loan of this type. The loan is secured by a first priority security interest in all of the assets of 1847 ICU and ICU Eyewear and is guaranteed by the Company pursuant to a limited guaranty. The Company may satisfy its obligations under the limited guaranty by paying such amounts in cash, or by issuing to the lender a number of common shares equal to the sum needed to satisfy the obligations under the limited guaranty in full divided by a price equal to the lesser of $59.475 or the closing price of the common shares on the day prior to such issuance; provided that if such issuance would violate Section 7.13 of the NYSE American Company Guide, which restricts the issuance of shares equal to 20% or more of the outstanding common shares for less than the greater of book or market value, then the Company must obtain shareholder approval of such issuance.

As of December 31, 2023, the outstanding principal balance is $3,647,511, net of debt discounts of $683,029, with an accrued interest balance of $59,080.